Key developments - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 12, 2023	Jan. 19, 2023
Acquisition of Maverix Metals Inc.
Exercise price of Warrants per share	$ 9.11
Maximum
Acquisition of Maverix Metals Inc.
Percentage of share consideration on total consideration		85.00%
Maverix Metals Inc
Acquisition of Maverix Metals Inc.
Exercise price of Warrants per share		$ 9.11
Shares issued upon exercise of warrants		1,800,000
Cash consideration paid to Maverix shareholders		$ 86,666
Number of Triple Flag shares issued to Maverix shareholders		45,097,390,000
Transaction costs		$ 5,776
Mineral Interest		587,817
Other net assets acquired		68,900
Liabilities assumed		$ 11,900
Maverix Metals Inc | Maximum
Acquisition of Maverix Metals Inc.
Percentage of cash consideration on total consideration		15.00%
Maverix Metals Inc | Marverix Warrants
Acquisition of Maverix Metals Inc.
Warrants outstanding		5,000,000
Exercise price of Warrants per share		$ 3.28
Maverix Metals Inc | Maverix Shareholders
Acquisition of Maverix Metals Inc.
Option to receive shares of acquirer, per share		0.36
Option to receive cash per share		$ 3.92